Segment Information - Long-Lived Assets by Reportable Segment (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information
Long-lived assets, U.S.		$ 1,317	$ 1,200
Total long-lived assets	1,327	1,317
U.S.
Segment Reporting Information
Long-lived assets, U.S.	971	938	836
Canada
Segment Reporting Information
Long-lived assets, Canada	$ 356	$ 379	$ 364